PRUDENTIAL JENNISON SMALL COMPANY FUND, INC.

Gateway Center Three, 4th floor
100 Mulberry Street
Newark, New Jersey 07102

November 23, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     485(b) Filing for Prudential Jennison Small Company Fund, Inc.
     Registration Nos. 811-3084 and 2-68723

Dear Sir or Madam:

     We are filing today via EDGAR a Post-Effective Amendment under Rule 485(b) to the Registration Statement of the above-referenced Registrant. This Post-Effective Amendment designates November 23, 2010 as its effective date.
     As counsel to the Registrant, I represent that the instant Rule 485(b) filing does not contain disclosures that render the filing ineligible to become effective under Rule 485(b).

     Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

                         Sincerely,

                         /s/ Jonathan D. Shain

                         Jonathan D. Shain

                         Assistant Secretary